REVENUE - Schedule of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Less: sales tax	¥ 3,806		¥ 3,592	¥ 2,695
Revenue	3,366,503	$ 491,647	2,563,005	1,718,871
Tuition income from education programs
Disaggregation of Revenue [Line Items]
Revenue, Gross	2,210,159		1,689,952	1,254,390
Tuition income from complementary training institutes
Disaggregation of Revenue [Line Items]
Revenue, Gross	137,083		123,895	85,098
Meal income
Disaggregation of Revenue [Line Items]
Revenue, Gross	251,572		225,665	187,307
Boarding income
Disaggregation of Revenue [Line Items]
Revenue, Gross	262,145		118,723	72,357
Commission income
Disaggregation of Revenue [Line Items]
Revenue, Gross	142,856		138,587	50,236
Consulting service income
Disaggregation of Revenue [Line Items]
Revenue, Gross	160,469		124,072	18,987
Other revenues
Disaggregation of Revenue [Line Items]
Revenue, Gross	¥ 206,025		¥ 145,703	¥ 53,191